Accounting for the Impairment or Disposal of Long-Lived Assets (Assets Held for Sale) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($) ft² bldg	Dec. 31, 2018 USD ($) a bldg	Dec. 31, 2017 USD ($) a bldg	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		72
Gross proceeds		$ 849,528	$ 379,139	$ 1,192,918
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Assets held for sale		502,207	913,957
Liabilities held for sale		$ 21,131	$ 34,221
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		61
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		22	39
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Land and land improvements		$ 113,080	$ 176,312
Buildings and improvements		384,737	712,061
Development in progress		9,597	84,463
Land held for development		0	0
Accumulated depreciation		(70,242)	(216,890)
Deferred financing and leasing costs, net		13,697	27,010
Other assets		19,470	50,362
Assets held for sale		470,339	833,318
Liabilities held for sale		$ 20,990	$ 33,068
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		37	2
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		11
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		2	8
Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		1
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Land and land improvements		$ 1,301	$ 3,476
Buildings and improvements		5,638	80,738
Development in progress		0	0
Land held for development		26,253	863
Accumulated depreciation		(1,546)	(11,785)
Deferred financing and leasing costs, net		58	2,210
Other assets		164	5,137
Assets held for sale		31,868	80,639
Liabilities held for sale		$ 141	$ 1,153
Held for Sale, Includes Disposal Groups and Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		23	32
Area of land (in acres) | a		69	9
Disposal Group, Including Discontinued Operation, Balance Sheet Disclosures [Abstract]
Land and land improvements		$ 114,381	$ 179,788
Buildings and improvements		390,375	792,799
Development in progress		9,597	84,463
Land held for development		26,253	863
Accumulated depreciation		(71,788)	(228,675)
Deferred financing and leasing costs, net		13,755	29,220
Other assets		19,634	55,499
Assets held for sale		502,207	913,957
Liabilities held for sale		$ 21,131	$ 34,221
Disposed of by Sale, Discontinued Operations and Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		39	10
Florida | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		3
Florida | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		0	0
Houston | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		0
Houston | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg		0	1
Subsequent Event | Florida | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buildings (in buildings) | bldg	3
Area of real estate property (in sqft) | ft²	151,000
Gross proceeds	$ 23,400